Restricted cash and time deposits (Tables)	12 Months Ended
Dec. 31, 2024
Restricted cash and time deposits
Schedule of restricted cash, time deposits

	As of
	December 31,
	2023	2024
	RMB	RMB
Current:
Restricted time deposits	278,359	251,023
Total	278,359	251,023

Non-current:
Restricted cash	2,804	—
Restricted time deposits	32,042	26,395
Total	34,846	26,395